Accounts Payable and Other Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Other Accrued Liabilities

9.	Accounts Payable and Other Accrued Liabilities

As of March 31, 2026 and December 31, 2025, accounts payable and other accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Accounts payable	$3,357,767	$2,829,212
Accrued liabilities	1,852,453	1,939,322
Total accounts payable and other accrued liabilities	$5,210,220	$4,768,534

10.	Accounts Payable and Other Accrued Liabilities

As of December 31, 2025 and 2024, accounts payable and other accrued liabilities consists of the following:

	December 31, 2025	December 31, 2024
Accounts payable	$2,829,212	$3,511,303
Accrued liabilities	1,939,322	3,102,490
Total accounts payable and other accrued liabilities	$4,768,534	$6,613,793